26. Concentration Risk (Details - Revenue risk) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenue	$ 127,465	$ 140,199	$ 190,510
Sales Revenue Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 0	$ 486	$ 93,260
Concentration risk percentage	0.00%	0.00%	49.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Blackrock Income UK Holding [Member]
Concentration Risk [Line Items]
Revenue	$ 0	$ 486	$ 26,202
Concentration risk percentage	0.00%	0.00%	14.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | RI Income UK Holding [Member]
Concentration Risk [Line Items]
Revenue	$ 0	$ 0	$ 24,142
Concentration risk percentage	0.00%	0.00%	13.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Inner Mongolia Zhaojing [Member]
Concentration Risk [Line Items]
Revenue	$ 0	$ 0	$ 21,635
Concentration risk percentage	0.00%	0.00%	11.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Shotoco Energy [Member]
Concentration Risk [Line Items]
Revenue	$ 0	$ 0	$ 21,281
Concentration risk percentage	0.00%	0.00%	11.00%